Income Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Basis for Income Per Share Computations
The following table presents the basis of the income per share computation:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Numerator:
Income from continuing operations	$127,646	$66,508	$74,432
Less: Net loss attributable to noncontrolling interest	(357)	(24)	—
Less: Preferred stock dividends	15,428	—	—
Income from continuing operations attributable to Belden common stockholders	112,575	66,532	74,432
Income (loss) from discontinued operations, net of tax, attributable to Belden common stockholders	—	(242)	579
Loss from disposal of discontinued operations, net of tax, attributable to Belden common stockholders	—	(86)	(562)
Net income attributable to Belden common stockholders	$112,575	$66,204	$74,449
Denominator:
Weighted average shares outstanding, basic	42,093	42,390	43,273
Effect of dilutive common stock equivalents	464	563	724
Weighted average shares outstanding, diluted	42,557	42,953	43,997